DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Liquidity (Details) - USD ($)			12 Months Ended
	Apr. 28, 2020	Jan. 16, 2020	Dec. 31, 2020	Nov. 30, 2020	Feb. 29, 2020	Nov. 30, 2019	Feb. 28, 2019
Liquidity
Cash				$ 17,132,000	$ 19,494,000	$ 20,548,000	$ 48,873,000
CC NEUBERGER PRINCIPAL HOLDINGS I
Liquidity
Cash			$ 455,318
Working capital deficit			2,700,000
Proceeds received from related party			24,399
Principal deposited in Trust Account	$ 414,000,000		414,000,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Sponsor | Class B common stock
Liquidity
Offering costs paid in exchange for Founder Shares		$ 25,000	25,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Sponsor Note
Liquidity
Proceeds received from related party			125,000
CC NEUBERGER PRINCIPAL HOLDINGS I | Working Capital Loans
Liquidity
Loan amount from Sponsor outstanding			$ 0